Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Beginning balance	302,158	274,567
Decrease during the year (note 5)	(27,591)	(81,605)
Goodwill	274,567	192,962